Notes to the statement of financial position - Reconciliation of changes in other provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Beginning balance, other provisions	€ 73,803	€ 53,513
Currency translation	(2,334)	1,320
Additions	33,786	53,191
Utilization	(43,435)	(33,648)
Reversals	(1,319)	(711)
Unwinding of the discount/change in interest rate	213	138
Ending balance, other provisions	60,714	73,803
Personnel provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance, other provisions	34,195	35,579
Currency translation	(1,078)	245
Additions	21,250	21,695
Utilization	(22,405)	(23,329)
Reversals	(248)	(133)
Unwinding of the discount/change in interest rate	90	138
Ending balance, other provisions	31,804	34,195
Provisions for sales and procure-ment
Reconciliation of changes in other provisions [abstract]
Beginning balance, other provisions	2,749	2,670
Currency translation	(125)	94
Additions	2,799	2,803
Utilization	(2,597)	(2,761)
Reversals	(4)	(57)
Unwinding of the discount/change in interest rate	0	0
Ending balance, other provisions	2,822	2,749
Provisions for environmental protection measures
Reconciliation of changes in other provisions [abstract]
Beginning balance, other provisions	1,686	1,691
Currency translation	5	(3)
Additions	122	98
Utilization	(255)	(100)
Reversals	(1)	0
Unwinding of the discount/change in interest rate	83	0
Ending balance, other provisions	1,640	1,686
Provisions for restoration
Reconciliation of changes in other provisions [abstract]
Beginning balance, other provisions	3,001	3,070
Currency translation	(393)	101
Additions	0	159
Utilization	(730)	(329)
Reversals	0	0
Unwinding of the discount/change in interest rate	40	0
Ending balance, other provisions	1,918	3,001
Restructuring provision related to Rubber footprint
Reconciliation of changes in other provisions [abstract]
Beginning balance, other provisions	15,819	0
Currency translation	0	0
Additions	2,000	15,960
Utilization	(10,551)	(141)
Reversals	0	0
Unwinding of the discount/change in interest rate	0	0
Ending balance, other provisions	7,268	15,819
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance, other provisions	16,353	10,503
Currency translation	(743)	883
Additions	7,615	12,476
Utilization	(6,897)	(6,988)
Reversals	(1,066)	(521)
Unwinding of the discount/change in interest rate	0	0
Ending balance, other provisions	€ 15,262	€ 16,353